CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Product sales	$ 164,212	$ 144,677
Licensing fees	45,000	45,000
Licensing fees - affiliate	57,064
Revenues, non-affiliates			$ 180,000	$ 695,095
Revenues, affiliate			182,323	20,000
Total revenues	266,276	189,677	362,323	715,095
Cost of revenues:
Cost of revenues	(118,942)	(121,051)		(335,571)
Cost of revenues, affiliate			134,795	7,500
Total cost of revenues			134,795	343,071
Gross profit	147,334	68,626	227,528	372,024
Operating expenses:
Marketing, advertising and new business development	17,311	53,392	142,094	68,007
Research and development	236,678	45,160	293,968	23,124
Legal, accounting, consulting and public reporting	263,246	240,814	878,257	643,913
General and administrative	6,327,550	248,860	4,101,367	404,002
Total operating expenses	6,844,785	588,226	5,415,686	1,139,046
Loss from operations	(6,697,451)	(519,600)	(5,188,158)	(767,022)
Other income (expense):
Other income and expenses				184,875
Loss on derivative liabilities				(1,894,258)
Interest expense	(8,498)	(28,809)	(61,534)	(418,437)
Amortization of debt discount				(267,258)
Loss on extinguishment of debt and repurchase of warrants		(267,567)	(248,892)	(691,904)
Loss on settlement of dispute			(122,139)
Loss on issuance of common stock	(556,061)		(582,881)
Loss before taxes on income	(7,262,010)	(815,976)	(6,203,604)	(3,854,004)
Provision for taxes on income
Net Loss	(7,262,010)	(815,976)	(6,203,604)	(3,854,004)
Loss attributable to non-controlling interests	55,450		296,092
Net Loss attributable to common shareholders	$ (7,206,560)	$ (815,976)	$ (5,907,512)	$ (3,854,004)
Basic and diluted net loss per share:	$ (0.11)	$ (0.02)	$ (0.11)	$ (0.08)
Basic and diluted weighted-average common shares outstanding:	63,829,443	50,971,862	54,261,197	46,722,407